LEASES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Apr. 30, 2019 USD ($) ft²
Lessee, Lease, Description [Line Items]
Operating lease liabilities | $	$ 768	$ 618
New York City
Lessee, Lease, Description [Line Items]
Lease term				15 years
Area of property, option to decrease (in sq. ft.)		89,000
Syracuse, NY
Lessee, Lease, Description [Line Items]
Area of property (in sq. ft.)	143,000
Lease term, additional	5 years
Alliance Bernstein (AB) | New York City
Lessee, Lease, Description [Line Items]
Area of property (in sq. ft.)				190,000
Lease term				20 years
Operating lease liabilities | $				$ 448
Area of property, option to decrease, exercised (in sq. ft.)			166,000
Operating lease, liability, option exercised | $			$ 393
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term		15 years